Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,176,932.07
Previously Paid Amount	0.00
Total Fee Amount	438.73
Total Offset Amount	0.00
Net Fee	$ 438.73
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A